Lease Liabilities - Summary of Movement of Lease (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Balance, beginning of year	$ 5,536,287	$ 392,472
Additions	12,375,861	5,020,509
Lease payments	(1,591,300)	(163,811)
Early termination of leases	(24,552)	(39,706)
Lease concessions		(16,800)
Interest expense	1,340,492	345,958
Foreign exchange translation adjustment	(22,395)	(2,335)
Balance, end of year	17,614,393	5,536,287
Less: current portion of lease liabilities	(849,935)	(146,935)	$ (135,325)
Lease liabilities	$ 16,764,458	$ 5,389,352	$ 257,147